SCHEDULE IV - CONSOLIDATED REINSURANCE	12 Months Ended
Dec. 31, 2022
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Abstract]
Reinsurance Supplemental Schedule

LINCOLN NATIONAL CORPORATION

SCHEDULE IV – CONSOLIDATED REINSURANCE

(in millions)

Column A	Column B	Column C	Column D	Column E	Column F
		Ceded	Assumed		Percentage
		to	from		of Amount
	Gross	Other	Other	Net	Assumed
Description	Amount	Companies	Companies	Amount	to Net

	As of or For the Year Ended December 31, 2022
Individual life insurance in-force (1)	$2,028,279	$831,478	$6,512	$1,203,313	0.5%
Premiums:
Life insurance and annuities (2)	10,365	1,981	94	8,477	1.1%
Accident and health insurance	3,242	34	4	3,213	0.1%
Total premiums	$13,607	$2,015	$98	$11,690

	As of or For the Year Ended December 31, 2021
Individual life insurance in-force (1)	$1,845,479	$776,226	$7,659	$1,076,912	0.7%
Premiums:
Life insurance and annuities (2)	10,365	1,816	88	8,637	1.0%
Accident and health insurance	3,050	37	6	3,019	0.2%
Total premiums	$13,415	$1,853	$94	$11,656

	As of or For the Year Ended December 31, 2020
Individual life insurance in-force (1)	$1,653,625	$674,256	$7,875	$987,244	0.8%
Premiums:
Life insurance and annuities (2)	10,474	1,621	88	8,941	1.0%
Accident and health insurance	2,830	35	7	2,802	0.2%
Total premiums	$13,304	$1,656	$95	$11,743

(1)Includes Group Protection segment and Other Operations in-force amounts.

(2)Includes insurance fees on universal life and other interest-sensitive products.